NOTE 21: SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2019
Note 18 Supplemental Disclosure With Respect To Cash Flows
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

Significant non-cash transactions were as follows:

			Years ended December 31,
	Note		2019	2018	2017
Shares issued for acquisition of Sun Valley	5,17	(a)	$3,047,682	$—	$—
Shares issues for compensation	17	(a),23	304,721	—	—
Shares returned to treasury (1)	17	(a),23	(477,180)	—	—
Shares returned to treasury (2)	17	(a)	(477,180)	—	—
Shares issued as settlement of note payable	11,17	(a)	184,291	—	—
Shares issued as settlement of convertible debenture	13,17	(a)	189,735	—	—
Shares issued as settlement of accounts payable	10,17	(a)	483,098	—	—
Warrants issued to agents	17	(a)	66,405	—	—
Shares issued for services	17	(a)	122,932	—	—
Shares issued to agents	17	(a)	20,255	—	—
Conversion of convertible debt to share purchase warrants	14,16		—	1,292,265	—
Shares issued to marketing services company	17	(a)	—	477,180	—
Shares issued to former CEO	17	(a),23	—	477,180	—
Conversion of notes payable into units	11		—	114,567	—
			$3,464,759	$2,361,192	$—

(1)	Pursuant to the termination agreement with the former CEO, the Company cancelled 2,651,875 common shares of which 651,875 were incorrectly cancelled and reissued on March 11, 2020 (note 26).

(2)	The common shares were reacquired and cancelled as the Company cancelled the marketing services agreement, pursuant to which the common shares and warrants were originally issued, due to non-performance of services by the marketing company.

Interest payments for the year ended December 31, 2019 were $nil (year ended December 31, 2018 - $nil, year ended December 31, 2017 - $nil).

Income tax payments for the year ended December 31, 2019 were $nil (year ended December 31, 2018 - $nil, year ended December 31, 2017 - $nil).